S-K 1602(c) Dilution - USD ($)	Dec. 15, 2025	Aug. 31, 2025
Without Over-Allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)
Net Tangible Book Value Amount of Dilution, Per Share	9.77
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value, Adjusted, per Share		7.24
Net Tangible Book Value Amount of Dilution, Per Share		$ 2.76
Net Tangible Book Value		$ (60,081)
Net Tangible Book Value Adjusted		$ 46,564,756
Number of Shares Used Adjustment		6,429,008
Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value, Adjusted, per Share		6.49
Net Tangible Book Value Amount of Dilution, Per Share		$ 3.51
Net Tangible Book Value		$ (60,081)
Net Tangible Book Value Adjusted		$ 32,709,837
Number of Shares Used Adjustment		5,043,516
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value, Adjusted, per Share		5.15
Net Tangible Book Value Amount of Dilution, Per Share		$ 4.85
Net Tangible Book Value		$ (60,081)
Net Tangible Book Value Adjusted		$ 18,854,919
Number of Shares Used Adjustment		3,658,025
Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value, Adjusted, per Share		2.2
Net Tangible Book Value Amount of Dilution, Per Share		$ 7.8
Net Tangible Book Value		$ (60,081)
Net Tangible Book Value Adjusted		$ 5,000,001
Number of Shares Used Adjustment		2,272,533
Without Over-Allotment [Member] | Increase Attributable to Public Shareholders and Sale of the Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.27
Without Over-Allotment [Member] | Pro Forma Net Tangible Book Value After this Offering [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.23
Without Over-Allotment [Member] | Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		$ 60,500,000
Without Over-Allotment [Member] | Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		60,500,000
Without Over-Allotment [Member] | Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		60,500,000
Without Over-Allotment [Member] | Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		60,500,000
Without Over-Allotment [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		60,000
Without Over-Allotment [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		60,000
Without Over-Allotment [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		60,000
Without Over-Allotment [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		60,000
Without Over-Allotment [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(13,854,918)
Without Over-Allotment [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(27,709,837)
Without Over-Allotment [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(41,564,755)
Without Over-Allotment [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(55,419,673)
Without Over-Allotment [Member] | Over-allotment option liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(80,245)
Without Over-Allotment [Member] | Over-allotment option liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(80,245)
Without Over-Allotment [Member] | Over-allotment option liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(80,245)
Without Over-Allotment [Member] | Over-allotment option liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		$ (80,245)
Without Over-Allotment [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		1,725,000
Without Over-Allotment [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		1,725,000
Without Over-Allotment [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		1,725,000
Without Over-Allotment [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		1,725,000
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		(225,000)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		(225,000)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		(225,000)
Without Over-Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		(225,000)
Without Over-Allotment [Member] | Public Shares offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		6,000,000
Without Over-Allotment [Member] | Public Shares offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		6,000,000
Without Over-Allotment [Member] | Public Shares offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		6,000,000
Without Over-Allotment [Member] | Public Shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		6,000,000
Without Over-Allotment [Member] | Private Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		314,500
Without Over-Allotment [Member] | Private Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		314,500
Without Over-Allotment [Member] | Private Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		314,500
Without Over-Allotment [Member] | Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		(1,385,492)
Without Over-Allotment [Member] | Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		(2,770,984)
Without Over-Allotment [Member] | Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		(4,156,475)
Without Over-Allotment [Member] | Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment		(5,541,967)
With Over-Allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Pre-transaction, Per Share	(0.03)
Net Tangible Book Value Amount of Dilution, Per Share	9.76
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Amount of Dilution, Per Share		$ 2.74
Net Tangible Book Value		$ (60,081)
Net Tangible Book Value Adjusted		$ 53,374,940
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		7,354,002
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Amount of Dilution, Per Share		$ 3.51
Net Tangible Book Value		$ (60,081)
Net Tangible Book Value Adjusted		$ 37,249,960
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		5,741,504
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Amount of Dilution, Per Share		$ 4.88
Net Tangible Book Value		$ (60,081)
Net Tangible Book Value Adjusted		$ 21,124,980
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		4,129,006
With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Amount of Dilution, Per Share		$ 8.01
Net Tangible Book Value		$ (60,081)
Net Tangible Book Value Adjusted		$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		2,516,508
With Over-Allotment [Member] | Increase Attributable to Public Shareholders and Sale of the Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.27
With Over-Allotment [Member] | Pro Forma Net Tangible Book Value After this Offering [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 0.24
With Over-Allotment [Member] | Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		$ 69,500,000
With Over-Allotment [Member] | Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		69,500,000
With Over-Allotment [Member] | Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		69,500,000
With Over-Allotment [Member] | Net proceeds from this offering and sale of the private shares, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		69,500,000
With Over-Allotment [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		60,000
With Over-Allotment [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		60,000
With Over-Allotment [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		60,000
With Over-Allotment [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		60,000
With Over-Allotment [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(16,124,980)
With Over-Allotment [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(32,249,959)
With Over-Allotment [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(48,374,939)
With Over-Allotment [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		$ (64,499,918)
With Over-Allotment [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		1,725,000
With Over-Allotment [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		1,725,000
With Over-Allotment [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		1,725,000
With Over-Allotment [Member] | Ordinary shares issued and outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		1,725,000
With Over-Allotment [Member] | Public Shares offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		6,900,000
With Over-Allotment [Member] | Public Shares offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		6,900,000
With Over-Allotment [Member] | Public Shares offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		6,900,000
With Over-Allotment [Member] | Public Shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		6,900,000
With Over-Allotment [Member] | Private Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		341,500
With Over-Allotment [Member] | Private Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		341,500
With Over-Allotment [Member] | Private Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		341,500
With Over-Allotment [Member] | Private Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		341,500
With Over-Allotment [Member] | Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		(1,612,498)
With Over-Allotment [Member] | Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		(3,224,996)
With Over-Allotment [Member] | Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		(4,837,494)
With Over-Allotment [Member] | Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share		(6,449,992)
With Over-Allotment [Member] | Pro forma net tangible book value per share, as adjusted [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share		$ 7.26
With Over-Allotment [Member] | Pro forma net tangible book value per share, as adjusted [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share		6.49
With Over-Allotment [Member] | Pro forma net tangible book value per share, as adjusted [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share		5.12
With Over-Allotment [Member] | Pro forma net tangible book value per share, as adjusted [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share		$ 1.99